UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management Limited
Address: Dashwood House 11th Floor
         69 Old Broad Street
         London, England    EC2M 1QS

Form 13F File Number:  28-6560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             October 27, 1999
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          2
Form 13F Information Table Entry Total:     35
Form 13F Information Table Value Total:     $99799 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation

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
                                                             FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER             TITLE OF CLASS          CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS  SOLE    SHARED  NONE
---------------------------- ----------------- ------------ -------- ---------  ----- --------- ---------- ------- --------- -------
AMERICA ONLINE                   COM              02364J104      4176     28600   SH     SHARED    01 02          0   28600      0
AMERICAN INTERNATIONAL           COM              026874107      3828     31732   SH     SHARED    01 02          0   31732      0
AT&T                             COM              001957109      3328     41700   SH     SHARED    01 02          0   41700      0
BANKAMERICA CORP NEW             COM              06605F102      4146     58700   SH     SHARED    01 02          0   58700      0
BOSTON SCIENTIFIC                COM              101137107      4477    110363   SH     SHARED    01 02          0  110363      0
CISCO SYSTEMS                    COM              17275R102      3304     30159   SH     SHARED    01 02          0   30159      0
CITIGROUP INC                    COM              172967101      4117     64460   SH     SHARED    01 02          0   64460      0
COLEGATE - PALMOLIVE CO          COM              194162103      2112     22960   SH     SHARED    01 02          0   22960      0
COMPAQ COMPUTERS                 COM              204493100       125      3939   SH     SHARED    01 02          0    3939      0
ELECTRONIC DATA SYSTEMS          COM              285661104      4422     90820   SH     SHARED    01 02          0   90820      0
FED. NAT.MORTGAGE                COM              313586109      3776     54533   SH     SHARED    01 02          0   54533      0
FOX ENTERTAINMENT GROUP          COM              35138T107       467     17230   SH     SHARED    01 02          0   17230      0
FRONTIER CORP                    COM              35906P105       244      4700   SH     SHARED    01 02          0    4700      0
GENERAL ELECTRIC                 COM              369604103      3278     29631   SH     SHARED    01 02          0   29631      0
GILLETTE                         COM              375766102       203      3410   SH     SHARED    01 02          0    3410      0
HEWLETT-PACKARD                  COM              428236103      3677     54230   SH     SHARED    01 02          0   54230      0
IBM INT'L BUSINESS MACH          COM              459200101      3924     22140   SH     SHARED    01 02          0   22140      0
INTEL CORP                       COM              458140100      4542     38130   SH     SHARED    01 02          0   38130      0
INTERNET SECURITY SYSTEMS        COM              450306105       305      3832   SH     SHARED    01 02          0    3832      0
LILLY (ELI)                      COM              532457108      4028     47459   SH     SHARED    01 02          0   47459      0
MCI WORLDCOM                     COM              55268B106      5404     61016   SH     SHARED    01 02          0   61016      0
MONSANTO                         COM              611662107      3575     77814   SH     SHARED    01 02          0   77814      0
PFIZER INC                       COM              717081103      3971     28620   SH     SHARED    01 02          0   28620      0
PHARMACIA & UPJOHN               COM              716941109       437      7000   SH     SHARED    01 02          0    7000      0
PHILIP MORRIS                    COM              718154107      1649     46860   SH     SHARED    01 02          0   46860      0
RITE AID CORP                    COM              767754104      5578    223123   SH     SHARED    01 02          0  223123      0
SAFEWAY INC                      COM              786514208      4824     94020   SH     SHARED    01 02          0   94020      0
SBC COMMUNICATIONS               COM              78387G103      3739     79348   SH     SHARED    01 02          0   79348      0
TEXACO                           COM              881694103      4052     71400   SH     SHARED    01 02          0   71400      0
WAL-MART STORES INC.             COM              931142103      3707     40208   SH     SHARED    01 02          0   40208      0
WALGREEN                         COM              931422109      4182    148050   SH     SHARED    01 02          0  148050      0
SBC COMMUNICATIONS               COM              78387G103      3739     79348   SH     SHARED    01 02          0   79348      0
TEXACO                           COM              881694103      4052     71400   SH     SHARED    01 02          0   71400      0
WAL-MART STORES INC.             COM              931142103      3707     40208   SH     SHARED    01 02          0   40208      0
WALGREEN                         COM              931422109      4182    148050   SH     SHARED    01 02          0  148050      0


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